Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Commitments and Contingencies

NOTE 14 COMMITMENTS AND CONTINGENCIES

Lease Commitments

TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

TDS accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.4 million and $4.4 million, respectively, as of December 31, 2010 and $0.3 million and $4.7 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2010, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$155,601	$33,813	$823
2012	133,208	28,723	662
2013	112,403	22,100	560
2014	87,172	16,170	568
2015	65,421	7,237	576
Thereafter	685,942	634	5,811
Total	$1,239,747	$108,677	9,000
Less: Interest expense			(4,223)
Present value of minimum lease payments			4,777
Less: Current portion of obligations under capital leases			(377)
Long-term portion of obligations under capital leases			$4,400

For 2010, 2009 and 2008, rent expense for noncancellable long-term leases was $178.1 million, $169.0 million and $153.3 million, respectively; and rent expense under cancellable short-term leases was $10.9 million, $11.5 million and $12.7 million, respectively.

Rent revenue totaled $35.4 million, $31.8 million and $26.8 million in 2010, 2009 and 2008, respectively.

Agreements

On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to TDS certain customer order and relationship management, revenue management and billing software relating to the B/OSS.

The implementation of the licensed systems commenced in September 2010, and is expected to take over two years to complete. The total estimated amount to be paid to Amdocs with respect to the agreements for delivery of the B/OSS is $73 million, and is expected to be paid out from August 2010 to October 2012. At December 31, 2010, $11 million of the total $73 million commitment has been paid to Amdocs. TDS anticipates capitalizing a majority of these costs as Systems development costs and amortizing such capitalized costs over the estimated useful life of the B/OSS system. TDS also is committed to purchase maintenance for an aggregate amount of approximately $35 million over a period of seven years, beginning in 2013.

Indemnifications

TDS enters into agreements in the normal course of business that provide for indemnification of counterparties. These agreements include certain asset sales and financings with other parties. The terms of the indemnification vary by agreement. The events or circumstances that would require TDS to perform under these indemnities are transaction specific; however, these agreements may require TDS to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. TDS is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, TDS has not made any significant indemnification payments under such agreements.

Legal Proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

TDS has accrued $7.8 million and $4.9 million with respect to legal proceedings and unasserted claims as of December 31, 2010 and 2009, respectively. TDS has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. TDS does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.